THE INCOME FUND OF AMERICA

SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED JANUARY 31, 1997

[The American Funds Group(R)]

[cover:  keyhole-shaped, abstract drawing of workplace]

THE INCOME FUND OF AMERICA(R)
Seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

[chart]
12-MONTH DIVIDEND RATES FOR IFA
Compared with the average of equity-income funds and Standard & Poor's 500 Stock Composite Index.

                                          Average of
                   The Income Fund        equity-income
Date               of America             funds                 S&P 500
01/31/92           6.33                   3.97                  2.96
07/31/92           6.05                   3.69                  2.89
01/31/93           6.44                   3.37                  2.83
07/31/93           6.19                   3.08                  2.79
01/31/94           5.56                   2.87                  2.64
07/31/94           6.06                   2.96                  2.80
01/31/95           6.14                   3.08                  2.81
07/31/95           5.55                   2.82                  2.41
01/31/96           5.07                   2.48                  2.18
07/31/96           5.19                   2.42                  2.28
01/31/97           5.09                   2.04                  1.89

All numbers calculated by Lipper Analytical Services.

The 12-month dividend rate is calculated by taking the total of the trailing 12 months' dividends and dividing by the month-end net asset value adjusted for capital gains.
[end chart]

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.

FELLOW SHAREHOLDERS:

In a period of historically low dividend yields on stocks, The Income Fund of America continued to meet its objective of providing well-above-average income to shareholders for the six months ended January 31, 1997. It also met its secondary objective of capital growth by producing a strong total return - 14.7% with dividends reinvested.

As of January 31, 1997, IFA's dividend rate was 5.5% on an annual basis - more than double the average annual rate of 2.1% for the 162 equity-income funds tracked by Lipper Analytical Services. It was also more than double the 1.9% annual dividend rate of the U.S. stock market, as measured by the unmanaged Standard & Poor's 500 Composite Index. As you can see from the chart at the left, the fund's 12-month dividend rate has far outpaced both of these benchmarks over the past five years. Carefully selected investments in stocks that provide above-average yields, in convertible securities and in investment-grade and high-yield bonds are the keys to the fund's high-income strategy.

IFA's 14.7% total return for the period compared with a gain of 24.2% for the S&P 500 and a 4.9% increase in the Lehman Brothers Aggregate Bond Index. Since the fund invests in a mix of stocks and bonds, its results often fall between those two unmanaged indexes. This is particularly true during unusually strong stock market advances because the fund buys stocks that provide greater-than-average income. As a result, the fund did not have a significant position in technology stocks (which showed strong gains in the recent period) because most technology companies provide low, if any, income.

RESILIENCE IN DOWN MARKETS BUILT LONG-TERM RECORD

Over the long run, however, IFA's cumulative total return has kept pace with the S&P 500. For the slightly more than 23 years that the fund has been managed by Capital Research and Management Company, its average annual compound total return is 14.0%, compared with 13.9% for the S&P 500. IFA outpaced the relevant bond indexes by a much wider margin. Given the fund's income orientation, we feel this is quite an accomplishment.

Equally important, IFA has helped preserve shareholders' capital, holding up well during the four major extended equity market declines of 10% or more during its lifetime. The above-average dividend yield of the companies in IFA's portfolio and the fund's significant bond investments have helped it show resilience in market declines. Here are some comparisons of how IFA and the S&P 500 fared in bear markets (assuming all distributions were reinvested for both the index and the fund):

- In the period September 21, 1976 to March 6, 1978, the S&P 500 fell 13.4%. IFA's total return increased 1.9%.

- From November 28, 1980 to August 12, 1982, the S&P 500 declined 20.0%. In contrast, IFA's total return increased 19.0%.

- From August 25 to December 4, 1987, which included the severe market break of October 19, the S&P 500 fell 32.4%. IFA declined 13.6%.

- In the decline of July 16 to October 11, 1990, which was triggered by Iraq's invasion of Kuwait, the S&P 500 was down 19.2%. IFA declined 10.2%.

While we cannot promise that the fund will provide this sort of resilience in future down markets, this goal remains very important to us.

FUND INCREASED OVERSEAS INVESTMENTS

At the end of January this year, 63.6% of the fund's total assets were invested in equity-type securities, 30.2% in corporate and government bonds and 6.2% in cash and equivalents. The portfolio continues to have a large portion in bonds and cash because of our cautious outlook on the stock market and our focus on the fund's income requirement.

Last year the fund's Board of Directors authorized it to invest up to 10% of assets in non-U.S. equity securities. As of the end of January 1997, 7.9% of the portfolio was invested in the equities of non-U.S. companies, up from 4.0% at the end of July 1996. Our non-U.S. investments include such large, stable companies as British Telecom, Glaxo Wellcome and Hongkong Electric. Greater flexibility to invest globally has enabled us to purchase shares in a number of companies at higher yields and more attractive valuations than their U.S. counterparts.

In the U.S., our holdings in the pharmaceutical, banking and energy sectors showed strong gains. In the past six months, for example, Bristol-Myers Squibb rose 47%, PNC Bank gained 36%, and Amoco and USX-Marathon Group both increased 30%.

BONDS MADE SOLID CONTRIBUTION

IFA's fixed-income portfolio made a solid contribution to providing yield and building the six-month total return. Although long-term interest rates fluctuated somewhat during the period, they ended the six months slightly lower than when they began. At the end of January, 18.4% of the fund's assets were in corporate bonds and 11.8% were in government bonds. High-yield corporate bonds, which make up 13.4% of the fund's total assets, did extremely well in the period. While the yield advantage of high-yield bonds over investment-grade bonds is narrowing, our extensive research capability should allow us to continue to find attractive values in high-yield bonds.

The recent period was another strong one for stocks, but we have doubts that the current market momentum is sustainable, so we encourage you to maintain a long-term perspective on your investment. We look forward to reporting to you in more detail after we complete our fiscal year.

Cordially,

/s/ Walter P. Stern
Walter P. Stern
Chairman of the Board

/s/ Janet A. McKinley
Janet A. McKinley
President

March 11, 1997

RESULTS AT A GLANCE (FOR PERIODS ENDED 1/31/97, WITH DISTRIBUTIONS REINVESTED OR INTEREST COMPOUNDED)

                                                                                                  Average Annual
                                                                                                  Compound
                                       Six                                                        Return Over
                                       Months       One Year      10 Years       Lifetime/1/      Lifetime/1/
The Income Fund
of America                             +14.7%       +15.5%        +204.5%        +1,977.6%        +14.0%

Standard & Poor's 500 Stock
Composite Index                        +24.2        +26.3         +287.9         +1,953.3         +13.9

Salomon Brothers Long-Term
High-Yield Bond Index                  +9.0         +7.6          +191.6         -                -

Lehman Brothers Aggregate
Bond Index                             +4.9         +3.3          +123.0         +678.6/2/        +9.3/2/

Average Savings Institution/3/         +2.1         +4.2          +66.6          +355.1           +6.8

Consumer Price Index/4/                +1.3         +3.0          +43.1          +246.6           +5.5

/1/ Since December 1, 1973, when Capital Research and Management Company became IFA's investment adviser.

/2/ From December 1, 1973 through July 31, 1976, the Lehman Brothers Corporate Bond Index was used.

/3/ Based on figures from the U.S. League of Savings Institutions and the Federal Reserve Board, reflecting all kinds of savings deposits (maximum allowable interest rates imposed by law until 1983). Savings accounts are guaranteed;
the fund is not.

/4/Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the total returns and average annual compound returns with all distributions reinvested for periods ended December 31, 1996 (the most recent calendar quarter), assuming payment of the 5.75% maximum sales charge at the beginning of the stated periods:

10 Years                 5 Years                  12 Months
+198.05%                 +74.63%                  +8.59%
(+11.54% a year)         (+11.79% a year)

Sales charges are lower for accounts of $50,000 or more. The fund's 30-day yield as of February 28, 1997, calculated in accordance with the Securities and Exchange Commission formula, was 4.43%.

COMPARISON OF ASSET MIX (UNAUDITED FOR JANUARY 31, 1997)
[pie chart]

                                               Percent of
Investment Portfolio January 31, 1997          Net Assets
U.S. Equity-Type Securities*                   55.7%
Non-U.S. Equity-Type Securities                7.9
Corporate Bonds                                18.4
Government Bonds                               11.8
Cash & Equivalents                             6.2

                                               Percent of
Investment Portfolio July 31, 1996             Net Assets
U.S. Equity-Type Securities*                   56.7%
Non-U.S. Equity-Type Securities                4.0
Corporate Bonds                                19.8
Government Bonds                               13.1
Cash & Equivalents                             6.4

*Includes 0.4% in Canadian equities that are part of the S&P 500.
[end pie chart]
TEN LARGEST INDUSTRIES IN EQUITY HOLDINGS

                                         Percent of
January 31, 1997                         Net Assets
Banking                                  11.3%
Energy Sources                           9.7
Utilities: Electric & Gas                5.9
Health & Personal Care                   4.9
Telecommunications                       4.3
Insurance                                4.1
Beverages & Tobacco                      2.8
Forest Products & Paper                  2.4
Merchandising                            2.0
Business & Public Services               1.6


                                         Percent of
July 31, 1996                            Net Assets
Banking                                  11.3%
Energy Sources                           8.7
Health & Personal Care                   6.1
Utilities: Electric & Gas                4.2
Insurance                                3.6
Telecommunications                       3.2
Beverages & Tobacco                      2.8
Merchandising                            2.4
Forest Products & Paper                  2.1
Chemicals                                2.0

The Income Fund of America


Investment Portfolio January 31, 1997
----------------------------------                                              ---           ---        ---
                                                                          Shares or        Market    Percent
                                                                          Principal         Value     of Net
Equity-Type Securities                                                       Amount         (000)     Assets
----------------------------------                                              ---           ---        ---
Banking - 11.28%
PNC Bank Corp.                                                            5,750,000       228,562       1.38%
CoreStates Financial Corp                                                 3,810,000       189,547       1.14
Bank of New York Co., Inc.                                                4,529,243       165,884       1.00
Bankers Trust New York Corp.                                              1,910,200       162,367        .98
First Union Corp.                                                         1,800,000       150,525        .91
Royal Bank of Canada                                                      3,650,000       134,954        .81
J.P. Morgan & Co. Inc.                                                    1,160,000       119,480        .72
First Chicago NBD Corp.                                                   1,645,000        93,971        .57
Fleet Financial Group, Inc.                                               1,625,000        87,750        .53
First Security Corp.                                                      2,400,000        82,200        .50
Westpac Banking Corp.                                                    11,542,400        66,051        .40
National Bank of Canada                                                   5,700,000        60,305        .36
HSBC Holdings PLC                                                         2,000,000        46,332        .28
NationsBank Corp.                                                           400,000        43,200        .26
Bancorp Hawaii, Inc.                                                      1,000,000        42,500        .26
Commonwealth Bank of Australia                                            5,758,308        38,215        .23
U.S. Bancorp                                                                800,000        36,450        .22
Regions Financial Corp.                                                     630,000        34,965        .21
KeyCorp                                                                     500,000        26,188        .16
Banc One Corp.                                                              550,000        24,956        .15
Central Fidelity Banks, Inc.                                                675,000        18,984        .11
California Federal Bank, FSB 11.50% preferred                               100,000        11,575        .07
Banco Nacional de Mexico, SA 11.00% exchangeable notes
 2003 (1)                                                                $4,175,000         4,352        .03
                                                                                         --------      -----
                                                                                        1,869,313      11.28
                                                                                         --------      -----


Energy Sources - 9.65%
Atlantic Richfield Co.                                                    2,650,000       350,462       2.11
USX-Marathon Group                                                        9,400,000       250,275       1.51
Amoco Corp.                                                               2,375,000       206,625       1.25
Texaco Inc.                                                               1,825,200       193,243       1.17
Phillips Petroleum Co.                                                    3,300,000       145,612        .88
Sun Co., Inc.                                                             1,707,013        45,022
Sun Co., Inc. $1.80 TARGETS, cumulative preferred,
 Series A                                                                 2,495,000        67,677        .68
Occidental Petroleum Corp.                                                2,000,000        51,000
Occidental Petroleum Corp. $3.875 convertible
 preferred (1)                                                              300,000        18,075        .42
Exxon Corp.                                                                 500,000        51,813        .31
Unocal Capital Trust $3.125 convertible preferred                           775,000        44,853        .27
Chevron Corp.                                                               635,000        42,148        .25
Ashland Inc. $3.125 convertible preferred                                   600,000        40,650        .24
Enterprise Oil PLC                                                        3,600,000        39,752        .24
Cyprus Amax Minerals Co. $4.00 convertible preferred,
 Series A                                                                   465,000        24,761        .15
Valero Energy Corp. $3.125 convertible preferred                            345,000        21,821        .13
Santa Fe Energy Resources, Inc. $0.732 DECS
 convertible preferred, Series A                                            500,000         6,375        .04
                                                                                         --------      -----
                                                                                        1,600,164       9.65
                                                                                         --------      -----


Utilities: Electric & Gas - 5.86%
DTE Energy Co.                                                            3,050,000        95,694        .58
Long Island Lighting Co.                                                  3,460,000        78,715        .47
National Power PLC                                                        8,854,600        70,607        .43
Union Electric Co.                                                        1,825,000        69,350        .42
FPL Group, Inc.                                                           1,500,000        66,375        .40
Consolidated Edison Co. of New York, Inc.                                 2,100,000        65,100        .39
Southern Co.                                                              2,675,000        58,516        .35
PECO Energy Co.                                                           2,275,000        52,325        .32
Houston Industries Inc.                                                   2,200,000        49,775        .30
Equitable Resources, Inc.                                                 1,500,000        48,750        .29
Carolina Power & Light Co.                                                1,007,200        37,896        .23
Peoples Energy Corp.                                                      1,080,000        35,910        .22
Hongkong Electric Holdings Ltd.                                          10,000,000        35,555        .21
American Electric Power Co., Inc.                                           780,000        32,272        .19
AGL Resources, Inc.                                                       1,340,000        27,973        .17
Public Service Enterprise Group Inc.                                      1,000,000        27,375        .17
GPU Inc. (formerly General Public Utilities Corp.)                          757,200        25,366        .15
New Jersey Resources Corp.                                                  750,000        22,406        .14
Entergy Corp.                                                               750,000        20,156        .12
Puget Sound Power & Light Co.                                               700,000        17,762        .11
Brooklyn Union Gas Co.                                                      457,500        13,553        .08
El Paso Natural Gas Co.                                                     190,770        10,278        .06
Citizens Utilities Trust 5.00% EPPICS convertible preferred
 2036                                                                       200,000         9,650        .06
                                                                                         --------      -----
                                                                                          971,359       5.86
                                                                                         --------      -----


Health & Personal Care - 4.86%
American Home Products Corp.                                              3,210,000       203,434       1.23
Bristol-Myers Squibb Co.                                                  1,565,000       198,755       1.20
Eli Lilly and Co.                                                         1,862,800       162,296        .98
Warner-Lambert Co.                                                        1,050,000        84,525        .51
Pharmacia & Upjohn, Inc.                                                  1,800,000        67,050        .40
Tambrands Inc.                                                            1,300,000        53,300        .32
Glaxo Wellcome PLC                                                        2,000,000        31,944        .19
Glycomed Inc. 7.50% convertible debentures 2003                          $5,000,000         4,400        .03
                                                                                         --------      -----
                                                                                          805,704       4.86
                                                                                         --------      -----


Telecommunications - 4.32%
U S WEST Communications Group                                             5,900,000       193,963
U S WEST Communications Group 0% convertible debentures
 2011                                                                   $80,000,000        29,100       1.35
AT&T Corp.                                                                3,250,000       127,969        .77
Ameritech Corp.                                                           1,560,400        93,234        .56
British Telecommunications PLC                                           13,150,000        89,834        .54
Bell Atlantic Corp.                                                         771,700        51,897        .31
NYNEX Corp.                                                                 900,000        45,563        .28
STET-Societa Finanziaria Telefonica p.a., ordinary shares                 4,000,000        19,766
STET-Societa Finanziaria Telefonica p.a., nonconvertible
 savings shares                                                           5,000,000        19,643        .24
Pacific Telesis Group                                                       785,000        30,811        .19
International CableTel Inc. 7.00% convertible debentures
 2008 (1)                                                               $15,000,000        13,425        .08
Comunicacion Celular SA, Class B, warrants, expire 2003 (1)(2)               31,000           217        .00
IntelCom Group (USA), Inc. warrants, expire 2005
 (1)(2)                                                                      19,800           213        .00
NEXTEL Communications, Inc. warrants, expire 1999 (2)(3)                     51,912             0        .00
                                                                                         --------      -----
                                                                                          715,635       4.32
                                                                                         --------      -----


Insurance - 4.06%
Lincoln National Corp.                                                    2,540,000       136,207        .82
American General Corp.                                                    2,500,000        99,687        .60
St. Paul Companies, Inc.                                                  1,280,000        80,000        .48
Ohio Casualty Corp. (4)                                                   2,095,000        78,039        .47
Italy (Republic of) 5.00% PENs 2001 (exchangeable into INA
 SpA)                                                                   $67,000,000        66,913        .40
SAFECO Corp.                                                              1,500,000        57,000        .34
Aetna Inc. 6.25% convertible preferred, Class C                             700,000        54,775        .33
USF&G Corp.                                                               1,000,000        21,125
USF&G Corp. 0% convertible debentures 2009                              $10,000,000         6,550        .17
Allstate Corp. 6.76% exchangeable notes 1998                                370,000        16,465        .10
CIGNA Corp.                                                                 100,000        15,163        .09
U S WEST, Inc. 7.625% DECS exchangeable notes 1998                          433,300        14,082        .09
St. Paul Capital LLC 6.00% MIPS convertible preferred                       190,000        10,925        .07
Mutual Risk Management Ltd. 0% convertible debentures
 2015 (1)                                                               $22,000,000         9,158        .06
Jefferson-Pilot Corp. 7.25% ACES convertible preferred 2000                  70,000         6,720        .04
                                                                                         --------      -----
                                                                                          672,809       4.06
                                                                                         --------      -----


Beverages & Tobacco - 2.78%
Philip Morris Companies Inc.                                              2,600,000       309,075       1.87
RJR Nabisco Holdings Corp.                                                3,300,000       108,075        .65
UST Inc.                                                                  1,400,000        43,050        .26
                                                                                         --------      -----
                                                                                          460,200       2.78
                                                                                         --------      -----


Forest Products & Paper - 2.39%
Weyerhaeuser Co.                                                          1,805,000        82,127        .49
Union Camp Corp.                                                          1,685,000        79,827        .48
Koninklijke KNP BT                                                        3,430,000        75,530        .46
James River Corp. of Virginia                                               550,000        17,669
James River Corp. of Virginia $1.55 DECS convertible
 preferred                                                                1,665,000        49,950        .41
UPM-Kymmene Corp. (2)                                                     3,130,000        61,908        .37
Sonoco Products Co. $2.25 convertible preferred                             345,000        19,449        .12
Bowater Inc.                                                                227,300         9,262        .06
                                                                                         --------      -----
                                                                                          395,722       2.39
                                                                                         --------      -----


Merchandising - 2.04%
J.C. Penney Co., Inc.                                                     4,900,000       232,137       1.40
Giant Food Inc., Class A                                                  2,340,000        77,220        .47
Staples, Inc. 4.50% convertible debentures 2000 (1)                     $17,000,000        19,125        .11
Home Shopping Network, Inc. 5.875% convertible debentures
 2006 (1)                                                               $10,000,000         9,500        .06
                                                                                         --------      -----
                                                                                          337,982       2.04
                                                                                         --------      -----


Business & Public Services - 1.63%
Moore Corp. Ltd.                                                          1,900,000        39,425        .24
Browning-Ferris Industries, Inc.                                            100,000         3,250
Browning-Ferris Industries, Inc. 7.25% ACES convertible
 preferred 1998                                                           1,000,000        33,000        .22
Alexander & Baldwin, Inc.                                                 1,221,500        31,759        .19
Ikon Office Solutions Inc. (formerly Alco Standard Corp.)                   201,612         8,896
Ikon Office Solutions Inc. 6.50% ACES convertible preferred
 1998                                                                       200,000        19,900        .17
Tenet Healthcare Corp. 6.00% exchangeable notes 2005                    $25,000,000        25,500        .15
Cognizant Corp. (2)                                                         750,000        24,094        .15
FHP International Corp. convertible preferred, Series A                     785,000        23,158        .14
Dun & Bradstreet Corp.                                                      750,000        18,000        .11
Vivra Inc. 5.00% convertible debentures 2001 (1)                        $15,000,000        15,375        .09
Ceridian Corp. (2)                                                          374,000        14,118        .09
Omnicom Group Inc. 4.25% convertible debentures 2007 (1)                $11,000,000        11,564        .07
Unisource Worldwide, Inc.                                                   100,806         2,193        .01
Protection One Alarm Monitoring, Inc. warrants, expire 2005 (1)(2)           57,600           346        .00
                                                                                         --------      -----
                                                                                          270,578       1.63
                                                                                         --------      -----


Chemicals - 1.45%
Dow Chemical Co.                                                          1,000,000        77,125        .47
E.I. du Pont de Nemours and Co.                                             482,500        52,894        .32
Ethyl Corp.                                                               5,200,000        45,500        .27
Witco Corp.                                                                 975,000        29,006        .17
Eastman Chemical Co.                                                        450,000        24,581        .15
Atlantic Richfield Co. DECS convertible preferred                           500,000        11,500        .07
Sterling Chemicals Holdings, Inc. warrants, expire 2008 (2)                   4,000           148        .00
                                                                                         --------      -----
                                                                                          240,754       1.45
                                                                                         --------      -----


Broadcasting & Publishing - 1.21%
Time Warner Financing Trust 4.00% PERCS 1997                                400,000        15,700
Time Warner Inc. 10.25% exchangeable preferred, Series M                     36,874        40,423
Time Warner Inc. 0% convertible debentures 2012                         $36,000,000        13,635
Time Warner Inc. 0% convertible debentures 2013                         $65,000,000        28,519        .59
Comcast Corp. 1.125% convertible debentures 2007                        $54,000,000        28,012        .17
Reader's Digest Assn., Inc., Class  A                                       689,400        26,628        .16
Turner Broadcasting System, Inc. 0% convertible
 debentures 2007 (1)                                                    $45,000,000        22,106        .13
Cablevision Systems Corp. $2.125 cumulative convertible
 exchangeable preferred, Series I                                           660,000        14,273        .09
Tele-Communications International 4.50% convertible
 debentures 2006                                                        $15,000,000        11,962        .07
Heartland Wireless Communications, Inc. warrants, expire
 2000 (1)(2)                                                                 18,000            18        .00
                                                                                         --------      -----
                                                                                          201,276       1.21
                                                                                         --------      -----


Automobiles - 1.19%
Ford Motor Co., Class A                                                   4,689,300       150,644        .91
General Motors Corp.                                                        800,000        47,200        .28
                                                                                         --------      -----
                                                                                          197,844       1.19
                                                                                         --------      -----


Food & Household Products - 0.92%
General Mills, Inc.                                                       1,475,000        99,931        .60
H.J. Heinz Co.                                                            1,300,000        52,325        .32
                                                                                         --------      -----
                                                                                          152,256        .92
                                                                                         --------      -----


Miscellaneous Materials & Commodities - 0.87%
English China Clays PLC (4)                                              19,933,300        63,707        .38
Crown Cork & Seal Co., Inc. 4.50% convertible preferred                   1,005,000        54,019        .33
Cooper Industries, Inc. 6.00% DECS convertible preferred                  1,500,000        27,000        .16
                                                                                         --------      -----
                                                                                          144,726        .87
                                                                                         --------      -----


Multi-Industry - 0.86%
Tenneco Inc.                                                              2,051,300        82,052        .49
Imasco Ltd.                                                               1,400,000        37,575        .23
Swire Pacific Offshore Financing Ltd. 9.33% cumulative
 guaranteed perpetual capital securities (1)                                480,000        12,374        .07
Harsco Corp.                                                                160,000        11,220        .07
                                                                                         --------      -----
                                                                                          143,221        .86
                                                                                         --------      -----


Metals: Nonferrous - 0.83%
Freeport McMoRan Copper & Gold Inc., Class A                              1,000,000        27,375
Freeport McMoRan Copper & Gold Inc., Class B                                299,991         8,625
Freeport McMoRan Copper & Gold Inc. $1.75 convertible
 preferred, Series A                                                      1,400,000        38,325        .45
Phelps Dodge Corp.                                                          400,000        27,950        .17
Inco Ltd. 5.75% convertible debentures 2004                             $17,250,000        22,166        .13
Alumax Inc. (2)                                                             370,332        12,962        .08
                                                                                         --------      -----
                                                                                          137,403        .83
                                                                                         --------      -----


Real Estate - 0.71%
Security Capital Pacific Trust                                            1,830,220        43,468        .26
Security Capital Group (1)(2)(3)                                             18,680        23,653
Security Capital Group 12.00% convertible debentures
 2014 (1)(3)                                                            $14,150,100        17,129        .24
Weingarten Realty Investors                                                 685,000        29,455        .18
Western Investment Real Estate Trust                                        344,800         4,482        .03
                                                                                         --------      -----
                                                                                          118,187        .71
                                                                                         --------      -----


Financial Services - 0.66%
Beneficial Corp.                                                          1,200,000        80,700        .48
First USA, Inc. 6.25% PRIDES convertible preferred                          250,000        21,094        .13
United Companies Financial Corp. 6.75% PRIDES
 convertible preferred                                                      159,000         8,030        .05
                                                                                         --------      -----
                                                                                          109,824        .66
                                                                                         --------      -----

Leisure & Tourism - 0.39%
Host Marriott Financial Trust 6.75% QUIPS convertible
 preferred 2026                                                             800,000        44,200        .27
Wendy's Financing I 5.00% TECONS, Series A                                  350,000        18,725        .11
Homestead Village, Inc. (2)                                                 132,447         2,483        .01
                                                                                         --------      -----
                                                                                           65,408        .39
                                                                                         --------      -----

Transportation: Airlines - 0.38%
Continental Airlines Finance Trust 8.50% convertible
 TOPrS (1)                                                                  450,000        30,038
Continental Airlines, Inc. 6.75% convertible debentures
 2006 (1)                                                               $20,049,000        22,455        .31
Airborne Freight Corp. 6.75% convertible debentures 2001                 $6,500,000         6,565        .04
Alaska Air Group, Inc. 6.50% convertible debentures 2005                 $4,000,000         4,525        .03
                                                                                         --------      -----
                                                                                           63,583        .38
                                                                                         --------      -----


Metals: Steel - 0.38%
USX Corp. $3.25 convertible preferred                                       350,000        15,969
USX Corp. 5.75% convertible debentures 2001                             $21,000,000        19,740        .21
Carpenter Technology Corp.                                                  500,000        18,000        .11
Bethlehem Steel Corp. $3.50 convertible preferred (1)                       250,000         9,469        .06
                                                                                         --------      -----
                                                                                           63,178        .38
                                                                                         --------      -----


Energy Equipment - 0.29%
Cooper Industries, Inc.                                                   1,100,000        47,438        .29
                                                                                         --------      -----


Appliances & Household Durables - 0.26%
Corning Delaware LP $3.00 MIPS convertible preferred                        699,700        42,857        .26
                                                                                         --------      -----


Recreation & Other Consumer Products - 0.20%
Jostens, Inc.                                                             1,580,000        32,587        .20
                                                                                         --------      -----


Machinery & Engineering - 0.15%
Thermo Electron Corp. 4.25% convertible debentures 2003
 (1)                                                                    $23,000,000        25,300        .15
                                                                                         --------      -----


Data Processing & Reproduction - 0.15%
Data General Corp. 7.75% convertible debentures 2001                    $10,000,000        10,900        .07
Wang Laboratories, Inc. 6.50% convertible preferred
 depositary shares, Series B (1)                                            170,000         9,053        .05
AST Research, Inc. 0% convertible debentures 2013                       $15,000,000         4,875        .03
                                                                                         --------      -----
                                                                                           24,828        .15
                                                                                         --------      -----

Industrial Components - 0.14%
Dana Corp.                                                                  700,000        22,837        .14
                                                                                         --------      -----

Electronic Components & Instruments - 0.06%
Maxtor Corp. 5.75% convertible debentures 2012                           $7,500,000         5,100        .03
VLSI Technology, Inc. 8.25% convertible debentures 2005                  $4,500,000         4,354        .03
Geotek Communications, Inc. warrants, expire 2005 (1)(2)                    300,000           450        .00
                                                                                         --------      -----
                                                                                            9,904        .06
                                                                                         --------      -----

MISCELLANEOUS: Equity-type securities
 in initial period of acquisition                                                         594,955       3.59
                                                                                         --------      -----

TOTAL EQUITY-TYPE SECURITIES (cost: $8,145,015,000)                                    10,537,832      63.56
                                                                                         --------      -----

----------------------------------                                              ---
                                                                          Principal
Bonds & Notes                                                                Amount
                                                                              (000)
----------------------------------                                              ---
Broadcasting, Advertising & Publishing - 3.07%
Time Warner Pass-Through Asset Trust 1997-1 6.10%
 2001 (1)(6)                                                              $  12,000        11,472
Time Warner Inc. 7.45% 1998                                                  10,000        10,101
Time Warner Inc. 9.625% 2002                                                 18,000        20,080
Time Warner Inc. 7.75% 2005                                                   5,000         5,048
Time Warner Inc. 10.15% 2012                                                  7,000         8,363
Time Warner Inc. 9.125% 2013                                                 20,000        21,677        .46
Bell Cablemedia PLC 0%/11.95% 2004 (5)                                       48,750        42,169        .25
International CableTel Inc. 0%/10.875% 2003 (5)                              20,075        16,763
International CableTel Inc. 0%/12.75% 2005 (5)                               22,000        16,390        .20
TKR Cable I, Inc. 10.50% 2007                                                30,000        32,850        .20
Videotron Holdings PLC 0%/11.125% 2004 (5)                                   37,500        32,250        .19
Chancellor Radio Broadcasting Co. 9.375% 2004                                28,000        28,175
Chancellor Radio Broadcasting Co. 12.50% 2004                                 3,000         3,386        .19
News America Holdings Inc. 10.125% 2012                                      12,000        13,602
News America Holdings Inc. 9.25% 2013                                         7,500         8,356
News America Holdings Inc. 8.45% 2034                                         7,500         8,102        .18
Cablevision Systems Corp. 10.75% 2004                                        18,000        18,608
Cablevision Systems Corp. 9.875% 2013                                        11,500        11,270        .18
American Media Operations, Inc. 11.625% 2004                                 17,750        18,993        .12
TeleWest plc 9.625% 2006                                                      5,000         5,125
TeleWest plc 0%/11.00% 2007 (5)                                              18,000        12,330        .11
Tele-Communications, Inc. 9.875% 1998                                         7,100         7,359
Tele-Communications, Inc. 10.125% 2001                                        5,000         5,491
Tele-Communications, Inc. 9.25% 2023                                          3,500         3,491        .09
Viacom International Inc. 9.125% 1999                                         4,000         4,090
Viacom International Inc. 10.25% 2001                                         9,500        10,355        .09
Comcast Corp. 10.25% 2001                                                    12,600        13,529        .08
Insight Communications Co., LP 11.25% 2000                                   12,750        13,133        .08
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (5)                            18,500        13,043        .08
Infinity Broadcasting Corp. 10.375% 2002                                     10,250        10,814        .07
Young Broadcasting Inc. 10.125% 2005                                         10,000        10,350        .06
Multicanal Participacoes SA, Series B, 12.625% 2004                           8,750         9,636        .06
Century Communications Corp. 9.75% 2002                                       4,500         4,646
Century Communications Corp. 11.875% 2003                                     4,400         4,664        .06
Grupo Televisa, SA, Series A, 11.375% 2003                                    3,750         4,059
Grupo Televisa, SA 0%/13.25% 2008 (5)                                         7,250         5,002        .06
Summitt Communications 10.50% 2005                                            6,655         7,246        .04
TCI Communications, Inc. 8.75% 2015                                           6,500         6,525        .04
American Radio Systems Corp. 9.00% 2006                                       6,500         6,435        .04
Storer Communications, Inc. 10.00% 2003                                       6,000         6,135        .04
Continental Cablevision, Inc. 8.50% 2001                                      2,000         2,132
Continental Cablevision, Inc. 10.625% 2002                                    2,250         2,410        .03
Tevecap SA 12.625% 2004 (1)                                                   3,750         3,975        .02
Rogers Communications Inc. 10.875% 2004                                       3,500         3,666        .02
Heartland Wireless Communications, Inc. 13.00% 2003                           3,000         3,015        .02
British Sky Broadcasting Group plc 7.30% 2006                                 2,000         2,001        .01
                                                                                         --------      -----
                                                                                          508,312       3.07
                                                                                         --------      -----


Wireless Communications - 1.66%
NEXTEL Communications, Inc. 0%/11.50% 2003 (5)                               18,000        14,490
NEXTEL Communications, Inc. 0%/9.75% 2004 (5)                                18,000        12,690
NEXTEL Communications, Inc. 0%/10.125% 2004 (formerly
 CenCall Communications Corp.) (5)                                           38,250        27,444
NEXTEL Communications, Inc. 0%/12.25% 2004 (formerly Dial
 Call Communications Corp.) (5)                                              14,500        10,947        .39
PriCellular Wireless Corp. 0%/14.00% 2001 (5)                                12,000        12,000
PriCellular Wireless Corp. 0%/12.25% 2003 (5)                                14,550        12,731
PriCellular Wireless Corp. 10.75% 2004 (1)                                    7,500         7,856        .20
Centennial Cellular Corp. 8.875% 2001                                        28,000        27,440
Centennial Cellular Corp. 10.125% 2005                                        3,000         3,083        .18
Comcast Cellular Corp., Series A, 0% 2000                                    13,000         9,360
Comcast Cellular Corp., Series B, 0% 2000                                    18,800        13,700        .14
Comunicacion Celular SA 0%/13.125% 2003 (5)                                  31,000        21,235        .13
Cellular Communications International, Inc.,
 units consisting of notes and warrants, 0% 2000 (2)                         24,500        17,272        .10
Cellular, Inc. 0%/11.75% 2003 (5)                                            18,000        16,290        .10
360 Degrees Communications Co. 7.125% 2003                                    8,000         7,939
360 Degrees Communications Co. 7.50% 2006                                     8,000         7,974        .10
Paging Network, Inc. 11.75% 2002                                             10,500        11,314        .07
InterCel, Inc. 0%/12.00% 2006 (5)                                            17,500        11,112        .07
Sprint Spectrum LP, Sprint Spectrum Finance Corp. 11.00% 2006                 9,000         9,675        .06
Cellular Communications of Puerto Rico, Inc. 10.00% 2007 (1)                  6,000         6,030        .03
Geotek Communications, Inc., Series B, 0%/15.00% 2005 (5)                     9,000         5,670        .03
Commnet Cellular Inc. 11.25% 2005                                             3,000         3,187        .02
Rogers Cantel Inc. 9.375% 2008                                                3,000         3,120        .02
Vanguard Cellular Systems, Inc. 9.375% 2006                                   3,000         3,022        .02
                                                                                         --------      -----
                                                                                          275,581       1.66
                                                                                         --------      -----


Transportation - 1.53%
Jet Equipment Trust, Series 1994-A, Class B1, 10.91%
 2006 (1)                                                                     6,843         7,940
Jet Equipment Trust, Series 1995-B, Certificates,
 10.91% 2014 (1)                                                              4,750         5,347
Jet Equipment Trust, Series 1995-B, Class A, 7.63%
 2015 (1)                                                                    14,103        14,426
Jet Equipment Trust, Series 1995-A, Class B, 8.64%
 2015 (1)                                                                    14,575        15,708
Jet Equipment Trust, Series 1995-B, Class C, 9.71%
 2015 (1)                                                                     5,500         6,215
Jet Equipment Trust, Series 1995-A, Class C, 10.69%
 2015 (1)                                                                     5,000         6,035        .34
Continental Airlines, Inc. 9.50% 2001 (1)                                    31,125        31,631
Continental Airlines, Inc., pass-through certificates,
 Series 1996-A, 6.94% 2015 (6)                                                8,824         8,653
Continental Airlines, Inc., pass-through certificates,
 Series 1996-C, 9.50% 2015 (6)                                               12,745        14,166        .33
USAir, Inc. 9.625% 2001                                                      19,679        19,531
USAir, Inc. 10.00% 2003                                                       7,000         7,017
USAir, Inc., enhanced equipment notes, Class C, 8.93%
 2008                                                                         2,922         3,142
USAir, Inc., pass-through trust, Series 1993-A3, 10.375%
 2013 (6)                                                                    17,495        18,195        .29
Airplanes Pass Through Trust, pass-through certificates,
 Series 1, Class B, 6.584% 2019 (6)(7)                                        7,262         7,310
Airplanes Pass Through Trust, pass-through certificates,
 Series 1, Class C, 8.15% 2019 (6)                                           15,000        15,513
Airplanes Pass Through Trust, pass-through certificates,
 Series 1, Class D, 10.875% 2019 (6)                                         11,625        12,787        .21
United Air Lines, Inc. 9.00% 2003                                             8,000         8,625
United Air Lines, Inc., pass-through certificates,
 Series 1993-A3, 8.39% 2011 (6)                                               7,500         7,739
United Airlines, Inc., pass-through certificates,
 Series 1996-A2 7.87% 2019 (6)                                                5,000         4,806        .13
Delta Air Lines, Inc. 9.875% 1998                                             6,750         6,961
Delta Air Lines, Inc., pass-through certificates,
 Series 1992-A2, 9.20% 2014 (6)                                               5,000         5,488        .07
Teekay Shipping Corp. 8.32% 2008                                              9,820         9,722        .06
MC-Cuernavaca Trust 9.25% 2001 (1)                                            7,305         6,720        .04
NWA Trust No. 2, Class D, 13.875% 2008                                        5,000         5,950        .04
SFP Pipeline Holdings, Inc. 11.16% 2010                                       3,000         3,690        .02
                                                                                         --------      -----
                                                                                          253,317       1.53
                                                                                         --------      -----


Telecommunications - 1.51%
MFS Communications Co., Inc. 0%/9.375% 2004 (5)                              83,800        73,115
MFS Communications Co., Inc. 0%/8.875% 2006 (5)                              54,000        39,690        .68
Orion Network Systems, Inc. 11.25% 2007                                      36,500        36,637
Orion Network Systems, Inc. 0%/12.50% 2007 (5)                               30,000        16,650        .32
U S WEST Capital Funding, Inc. 6.85% 2002                                     7,000         7,021
U S WEST Capital Funding, Inc. 6.95% 2037                                    19,500        19,480        .16
Mobile Telecommunications Technologies Corp. 13.50% 2002                     11,875        11,638        .07
Omnipoint Corp. 11.625% 2006                                                 11,000        11,495        .07
PanAmSat, LP 9.75% 2000                                                      10,300        10,866        .06
Comtel Brasileira Ltda. 10.75% 2004 (1)                                       9,200         9,706        .06
Teleport Communications 9.875% 2006                                           7,500         7,931        .05
Telecom Argentina STET-France Telecom SA 12.00% 2002                          2,500         2,847        .02
Brooks Fiber Properties, Inc. 0%/10.875% 2006 (5)                             3,500         2,345        .02
                                                                                         --------      -----
                                                                                          249,421       1.51
                                                                                         --------      -----


Energy Sources and Energy Equipment & Services - 1.32%
California Energy Co., Inc. 9.875% 2003                                       5,000         5,300
California Energy Co., Inc. 0%/10.25% 2004 (5)                               47,300        50,611        .34
Oryx Energy Co. 9.50% 1999                                                   20,500        21,692
Oryx Energy Co. 8.375% 2004                                                  12,500        13,083
Oryx Energy Co. 8.125% 2005                                                   3,500         3,535        .23
J. Ray McDermott, SA 9.375% 2006                                             18,500        19,332        .12
Cliffs Drilling Co., Series B, 10.25% 2003                                   14,250        15,319        .09
Global Marine, Inc. 12.75% 1999                                              13,500        14,513        .09
Falcon Drilling Co., Inc., Series B, 9.75% 2001                               6,000         6,285
Falcon Drilling Co., Inc., Series B, 8.875% 2003                              7,000         7,315        .08
Chesapeake Energy Corp. 10.50% 2002                                           3,850         4,158
Chesapeake Energy Corp. 9.125% 2006                                           6,000         6,195        .06
Mesa Operating Co. 0%/11.625% 2006 (5)                                        8,500         5,971
Mesa Operating Co. 10.625% 2006                                               2,000         2,165        .05
Mariner Energy, Inc. 10.50% 2006 (1)                                          7,250         7,685        .05
OXYMAR 7.50% 2016 (1)                                                         8,000         7,621        .04
Flores & Rucks, Inc. 13.50% 2004                                              5,750         6,857        .04
Forcenergy Inc 9.50% 2006                                                     5,300         5,512        .03
Dual Drilling Co. 9.875% 2004                                                 4,000         4,320        .03
Kelley Oil & Gas Corp. 10.375% 2006 (1)                                       3,000         3,180        .02
Noble Drilling Corp. 9.25% 2003                                               2,750         2,929        .02
Petroleo Brasileiro SA-PETROBRAS 10.087% Eurobonds 1998 (7)                   2,500         2,584        .01
Abraxas Petroleum Corp. 11.50% 2004 (1)                                       2,000         2,165        .01
Petro Stopping Centers, LP 10.50% 2007 (1)                                    1,000         1,033        .01
                                                                                         --------      -----
                                                                                          219,360       1.32
                                                                                         --------      -----


Utilities: Electric & Gas - 1.21%
Long Island Lighting Co. 7.30% 1999                                          41,240        41,796
Long Island Lighting Co. 6.25% 2001                                           9,000         8,729
Long Island Lighting Co. 7.125% 2005                                         10,000         9,529
Long Island Lighting Co. 7.50% 2007                                          15,000        14,482
Long Island Lighting Co. 7.90% 2008                                          20,000        20,050
Long Island Lighting Co. 8.90% 2019                                          32,000        32,852
Long Island Lighting Co. 9.00% 2022                                          17,000        18,151
Long Island Lighting Co. 8.20% 2023                                          22,500        22,560
Long Island Lighting Co. 9.625% 2024                                         22,250        23,140       1.15
Bridas Corp. 12.50% 1999                                                      6,000         6,525        .04
CMS Energy, Series A, 9.50% 1997                                              3,000         3,060        .02
                                                                                         --------      -----
                                                                                          200,874       1.21
                                                                                         --------      -----


Business & Public Services - 1.01%
Federal Express Corp., Series B, 10.00% 1998                                  4,000         4,222
Federal Express Corp. 9.875% 2002                                             7,000         7,908
Federal Express Corp., pass-through certificates, Series
 1994-A310, Class A1, 7.53% 2006 (6)                                         12,380        12,543
Federal Express Corp, pass-through certificates, Series
 1996-A1, 7.85% 2015 (6)                                                      9,960        10,277        .21
Tenet Healthcare Corp. 8.00% 2005                                             9,000         9,000
Tenet Healthcare Corp. 8.625% 2007                                           17,300        17,538        .16
Integrated Health Services, Inc. 9.625% 2002                                  2,250         2,317
Integrated Health Services, Inc. 10.75% 2004                                  5,175         5,511
Integrated Health Services, Inc. 10.25% 2006 (1)                             16,900        17,661        .15
Paracelsus Healthcare Corp. 10.00% 2006                                      19,750        19,158        .12
Protection One Alarm Monitoring, Inc.
 0%/13.625% 2005 (5)                                                         18,000        17,415        .10
Mariner Health Group, Inc. 9.50% 2006                                        11,000        11,028        .07
Regency Health Services, Inc. 9.875% 2002                                     5,000         5,100
Regency Health Services, Inc. 12.25% 2003                                     5,000         5,375        .06
Allied Waste North America, Inc. 10.25% 2006 (1)                              9,000         9,585        .06
Merit Behavioral Care Corp. 11.50% 2005                                       6,750         7,324        .04
ADT Operations 9.25% 2003                                                     4,500         4,747        .03
Neodata Services, Inc., Series B, 12.00% 2003                                 1,250         1,337        .01
                                                                                         --------      -----
                                                                                          168,046       1.01
                                                                                         --------      -----


Metals: Steel & Nonferrous - 0.61%
Kaiser Aluminum & Chemical Corp. 9.875% 2002                                  9,000         9,225
Kaiser Aluminum & Chemical Corp. 12.75% 2003                                 11,000        11,935
Kaiser Aluminum & Chemical Corp., Series B, 10.875% 2006 (1)                 32,500        34,938
Kaiser Aluminum & Chemical Corp., Series C, 10.875% 2006 (1)                  6,500         6,955        .38
Acme Metals Inc. 12.50% 2002                                                  3,000         3,270
Acme Metals Inc. 0%/13.50% 2004 (5)                                          10,500        10,920        .09
Inco Ltd. 9.875% 2019                                                         6,500         6,954
Inco Ltd. 9.60% 2022                                                          1,625         1,768        .05
ISPAT Mexicana, SA de CV 10.375% 2001 (1)                                     2,000         2,060
ISPAT Mexicana, SA de CV 10.375% Eurobonds 2001                               4,000         4,120        .04
UCAR Global Enterprises Inc. 12.00% 2005                                      4,250         4,866        .03
AK Steel Corp. 10.75% 2004                                                    3,800         4,123        .02
                                                                                         --------      -----
                                                                                          101,134        .61
                                                                                         --------      -----


Forest Products & Paper - 0.52%
Container Corp. of America, Series B, 10.75% 2002                             1,000         1,090
Container Corp. of America 9.75% 2003                                        44,550        47,000
Container Corp. of America, Series A, 11.25% 2004                            14,000        15,260        .38
Fort Howard Corp. 9.25% 2001                                                  8,750         9,122
Fort Howard Corp. 8.25% 2002                                                  4,000         3,990        .08
Grupo Industrial Durango, SA de CV 12.00% 2001                                8,000         8,660        .05
Pacific Lumber Co. 10.50% 2003                                                1,500         1,523        .01
                                                                                         --------      -----
                                                                                           86,645        .52
                                                                                         --------      -----


Banking & Insurance - 0.52%
First Nationwide Holdings Inc. 10.625% 2003 (1)                               9,250        10,036
First Nationwide Holdings Inc. 12.50% 2003                                    9,500        10,593        .12
Aetna Services, Inc. 6.97% 2036                                              12,000        12,186        .07
Capital One Capital I 7.112% 2027 (1)(7)                                     11,500        11,465        .07
First Union Corp. 6.824%/7.574% 2026 (7)                                     10,000         9,969        .06
Metropolitan Life Insurance Co. 7.45% 2023 (1)                               10,000         9,234        .06
Midland American Capital 12.75% 2003                                          6,000         6,628        .04
Dime Bancorp, Inc. 10.50% 2005                                                4,000         4,360        .03
Chevy Chase Savings Bank, FSB 9.25% 2005                                      4,000         4,120        .03
Coast Federal Bank 13.00% 2002                                                3,500         3,854        .02
Fairfax Financial Holdings Ltd. 8.25% 2015                                    3,000         3,080        .02
                                                                                         --------      -----
                                                                                           85,525        .52
                                                                                         --------      -----


General Retailing & Merchandising - 0.48%
Barnes & Noble, Inc. 11.875% 2003                                            22,500        24,525        .15
AnnTaylor, Inc. 8.75% 2000                                                   13,696        13,422        .08
Woolworth Corp., Series A, 7.00% 2002                                         7,800         7,751
Woolworth Corp. 8.50% 2022                                                    4,000         4,157        .07
May Department Stores Co. 8.375% 2024                                        10,000        10,267        .06
LifeStyle Furnishings International Ltd. 10.875% 2006                         8,775         9,433        .06
Dayton Hudson Corp. 9.50% 2015                                                5,000         5,790        .04
Loehmann's Inc. 11.875% 2003                                                  3,250         3,510        .02
The Penn Traffic Co. 9.625% 2005                                              2,250           652        .00
                                                                                         --------      -----
                                                                                           79,507        .48
                                                                                         --------      -----


Food Retailing and Food Products & Beverages - 0.45%
Canandaigua Wine Co., Inc. 8.75% 2003                                        17,500        17,194
Canandaigua Wine Co., Inc., Series B, 8.75% 2003 (1)                          3,500         3,465        .12
Stater Brothers Holdings Inc. 11.00% 2001                                    16,000        17,280        .10
Allied Supermarkets Inc. (Vons) 6.625% 1998                                   7,443         7,406        .05
Dr Pepper Bottling Co. of Texas 10.25% 2000                                   6,500         6,793        .04
Carr-Gottstein Foods Co. 12.00% 2005                                          5,000         5,325        .03
Bruno's, Inc. 10.50% 2005                                                     5,000         5,212        .03
Smith's Food & Drug Centers, Inc., Series 94-A2, 8.64%
 2012                                                                         5,000         4,575        .03
Kroger Co. 8.15% 2006                                                         4,000         4,116        .03
Star Markets Co., Inc. 13.00% 2004                                            3,250         3,673        .02
                                                                                         --------      -----
                                                                                           75,039        .45
                                                                                         --------      -----


Real Estate - 0.36%
B.F. Saul Real Estate Investment Trust 11.625% 2002                          23,000        24,955        .15
ERP Operating LP 7.95% 2002                                                   3,750         3,877
ERP Operating LP 7.57% 2026                                                   7,500         7,607        .07
Irvine Co., Series A, 7.46% 2006 (1)(3)                                      10,000         9,654        .06
Beverly Finance Corp. 8.36% 2004 (1)                                          5,000         5,217        .03
Shopping Center Associates 6.75% 2004 (1)                                     5,000         4,840        .03
Security Capital Industrial Trust 7.95% 2008                                  4,000         4,157        .02
                                                                                         --------      -----
                                                                                           60,307        .36
                                                                                         --------      -----


Data Processing & Reproduction - 0.36%
Digital Equipment Corp. 8.625% 2012                                          30,000        29,491        .18
Apple Computer, Inc. 6.50% 2004                                              18,920        15,514        .09
Unisys Corp. 12.00% 2003                                                     12,000        12,960
Unisys Corp. 11.75% 2004                                                      2,000         2,155        .09
                                                                                         --------      -----
                                                                                           60,120        .36
                                                                                         --------      -----


Leisure & Tourism - 0.25%
Station Casinos, Inc., Series A, 9.625% 2003                                  7,650         7,726
Station Casinos, Inc., Series B, 9.625% 2003                                  6,500         6,565        .09
Foodmaker, Inc. 9.25% 1999                                                    5,000         5,100
Foodmaker, Inc. 9.75% 2002                                                    6,300         6,458        .07
Trump Atlantic City Associates 11.25% 2006                                    9,500         9,167        .06
Boyd Gaming Corp. 9.25% 2003                                                  2,500         2,425        .01
Rio Hotel & Casino, Inc. 10.625% 2005                                         2,000         2,120        .01
Four Seasons Hotels Inc. 9.125% 2000 (1)                                      2,000         2,050        .01
                                                                                         --------      -----
                                                                                           41,611        .25
                                                                                         --------      -----


Financial Services - 0.24%
General Motors Acceptance Corp. 7.00% 2000                                    3,000         3,036
General Motors Acceptance Corp. 9.625% 2001                                  12,500        13,952
General Motors Acceptance Corp. 8.75% 2005                                    5,000         5,496        .13
Ford Capital BV 10.125% 2000                                                  5,500         6,116        .04
General Electric Capital Corp. 8.875% 2009                                    4,000         4,587        .03
DVI, Inc. 9.875% 2004                                                         4,500         4,545        .03
Aames Financial Corp. 9.125% 2003                                             2,000         2,040        .01
                                                                                         --------      -----
                                                                                           39,772        .24
                                                                                         --------      -----


Automobiles - 0.21%
General Motors Corp. 9.45% 2011                                               5,000         5,856
General Motors Corp. 8.80% 2021                                              25,000        28,490        .21
                                                                                         --------      -----
                                                                                           34,346        .21
                                                                                         --------      -----


Construction & Building Materials - 0.21%
M.D.C. Holdings, Inc. 11.125% 2003                                           13,000        13,195        .08
Del Webb Corp. 9.75% 2003                                                     8,500         8,628        .05
The Ryland Group, Inc. 10.50% 2006                                            7,500         7,856        .05
Schuller International Group, Inc. 10.875% 2004                               2,000         2,210        .02
Continental Homes Holding Corp. 10.00% 2006                                   2,000         2,065        .01
                                                                                         --------      -----
                                                                                           33,954        .21
                                                                                         --------      -----


Recreation, Other Consumer Products - 0.19%
Tyco Toys, Inc. 10.125% 2002                                                 18,700        19,635        .12
AMF Group Inc. 0%/12.25% 2006 (5)                                            10,000         6,800
AMF Group Inc. 10.875% 2006                                                   5,000         5,400        .07
                                                                                         --------      -----
                                                                                           31,835        .19
                                                                                         --------      -----


Aerospace, Automotive Parts and Machinery - 0.15%
AGCO Corp. 8.50% 2006                                                        10,000        10,100        .06
Newport News Shipbuilding Inc. 9.25% 2006 (1)                                 9,500         9,880        .06
Caterpillar Inc. 8.01% 2002                                                   5,000         5,269        .03
                                                                                         --------      -----
                                                                                           25,249        .15
                                                                                         --------      -----


Chemicals - 0.13%
Texas Petrochemicals Corp. 11.125% 2006                                      10,500        11,288        .07
Sterling Chemicals, Inc. 11.75% 2006                                          7,750         8,234
Sterling Chemical Holdings, Inc. 0%/13.50% 2008 (5)                           4,000         2,420        .06
                                                                                         --------      -----
                                                                                           21,942        .13
                                                                                         --------      -----

Appliances & Household Durables - 0.09%
Philips Electronics NV 7.20% 2026                                            10,000        10,076        .06
The Knoll Group, Inc. 10.875% 2006                                            3,750         4,125        .03
                                                                                         --------      -----
                                                                                           14,201        .09
                                                                                         --------      -----


Miscellaneous - 0.37%
Reliance Industries Ltd. 8.25% 2027 (1)                                      10,000        10,015        .06
Freeport McMoRan Copper & Gold Inc. 7.20% 2026                               10,000         9,889        .06
Allegiance Corp. 7.00% 2026                                                   9,000         9,103        .06
Newsquest Capital plc 11.00% 2006                                             8,500         8,946        .05
Printpack Inc. 10.625% 2006 (1)                                               7,000         7,350        .04
Owens-Illinois, Inc. 11.00% 2003                                              6,000         6,675        .04
WestPoint Stevens Inc. 8.75% 2001                                             4,000         4,090        .03
U.S. Can Corp. 10.125% 2006 (1)                                               3,000         3,150        .02
Tenneco Inc. 8.075% 2002                                                      2,000         2,114        .01
                                                                                         --------      -----
                                                                                           61,332        .37
                                                                                         --------      -----


Collateralized Mortgage/Asset-Backed Obligations (6)
 (excluding those issued by federal agencies) - 1.70%
UCFC Acceptance Corp., home-equity loan pass-through
 certificates, Series 1996-B1, Class A-2 7.075% 2010                         15,000        15,142
UCFC Acceptance Corp., home-equity loan pass-through
 certificates, Series 1996-D1, Class A-2 6.381% 2011                         25,700        25,668
UCFC Acceptance Corp., home-equity loan pass-through
 certificates, Series 1996-D1, Class A-4 6.776% 2016                          8,000         7,990
UCFC Acceptance Corp., home-equity loan pass-through
 certificates, Series 1995-B1, Class A-3 6.75% 2017                          10,965        11,006        .36
Collateralized Mortgage Obligation Trust, Series 63,
 Class Z, 9.00% 2020                                                         44,393        48,083        .29
Green Tree Financial Corp., Net Interest Margin Trust,
 Series 1994-A, 6.90% 2004                                                    4,509         4,493
Green Tree Financial Corp., Net Interest Margin Trust,
 Series 1995-A, 7.25% 2005                                                    2,698         2,688
Green Tree Financial Corp., Seller and Servicer
 Manufactured Housing Contract, Series 1993-2, Class B,
 8.00% 2018                                                                  14,000        14,162
Green Tree Financial Corp., Seller and Servicer
 Manufactured Housing Contract, Series 1995-1, Class A-3,
 7.95% 2025                                                                   5,000         5,078
Green Tree Financial Corp., Seller and Servicer
 Manufactured Housing Contract, Series 1995-9, Class A-5,
 6.80% 2027                                                                   4,000         3,915
Green Tree Financial Corp., Seller and Servicer
 Manufactured Housing Contract, Series 1996-10, Class A-6,
 7.30% 2028                                                                   3,000         2,902        .21
Resolution Trust Corp., Series 1992-CHF, Class E,
 8.25% 2020                                                                  10,739        10,733
Resolution Trust Corp., Series 1993-C1, Class D,
 9.45% 2024                                                                   6,143         6,275
Resolution Trust Corp., Series 1993-C1, Class E,
 9.50% 2024                                                                   1,404         1,398
Resolution Trust Corp., Series 1993-C2, Class C,
 8.00% 2025                                                                   3,000         3,032
Resolution Trust Corp., Series 1993-C2, Class D,
 8.50% 2025                                                                   3,290         3,333
Resolution Trust Corp., Series 1993-C2, Class E,
 8.50% 2025                                                                     390           387        .15
Merrill Lynch Mortgage Investors, Inc., Seller
 Manufactured Housing Contract, Series 1992-B, Class A2,
 8.05% 2012                                                                     895           898
Merrill Lynch Mortgage Investors, Inc., Seller
 Manufactured Housing Contract, Series 1995-C2,
 Class A-1, 7.457% 2021 (7)                                                  17,284        17,518
Merrill Lynch Mortgage Investors, Inc., mortgage pass-through
 certificates, Series 1996-C2, Class A-1, 6.69% 2028                          3,228         3,224        .14
Electronic Transfer Master Trust, Series 1995-A, 9.35%
 2002 (1)                                                                    16,250        16,352        .10
FIRSTPLUS Home Loan Owner Trust 1996-4, Class A-2, 6.14% 2006                10,240        10,176
FIRSTPLUS Home Loan Owner Trust 1996-4, Class A-3 6.28% 2009                  4,000         3,958        .08
Aames Capital Corp., mortgage pass-through certificates,
 Series 1996-D, Class A-1B 6.34% 2012                                         5,000         4,975
Aames Capital Corp., mortgage pass-through certificates,
 Series 1996-D, Class A-1E 6.87% 2024                                         7,000         6,918        .07
Chase Manhattan Bank, NA, Series 1993-I, Class 2A5,
 7.25% 2024                                                                   9,910         9,873        .06
The Money Store, home-equity loan pass-through certificates,
 Series 1996-C, Class A-3 7.07% 2016                                          8,000         8,080        .05
Fifth Avenue Capital Trust, Class C, 12.36% 2007 (1)                          5,000         5,681        .03
Banco Nacional de Mexico 0% 2002 (1)                                          7,057         5,664        .03
Standard Credit Card Master Trust I, credit card
 participation certificates, Series 1994-2A, 7.25% 2008                       5,000         5,097        .03
CSFB Finance Co. Ltd., Series 1995-A, 5.00%/10.00% 2005 (1)                   5,000         4,907        .03
GE Capital Mortgage Services, Inc., Series 1994-9, Class
 A9, 6.50% 2024                                                               5,842         4,861        .03
Prudential Home Mortgage Securities Co., Inc.,
 Series 1992-37, Class A6, 7.00% 2022                                         4,336         4,328        .03
Citicorp Mortgage Securities, Inc., Series 1992-20,
 Class A3, 7.50% 2006                                                         2,382         2,376        .01
                                                                                         --------      -----
                                                                                          281,171       1.70
                                                                                         --------      -----


Federal Agency Obligations: Mortgage Pass-Throughs (6)
  - 2.81%
Government National Mortgage Assn. 5.00% 2025-2026 (7)                       10,937        10,802
Government National Mortgage Assn. 6.00% 2023                                 2,917         2,702
Government National Mortgage Assn. 6.50% 2024-2026                           15,609        14,880
Government National Mortgage Assn. 6.50% 2023-2024 (7)                       73,589        75,184
Government National Mortgage Assn. 6.875% 2022 (7)                           11,679        11,927
Government National Mortgage Assn. 7.00% 2008-2027                           26,722        26,295
Government National Mortgage Assn. 7.00% 2024 (7)                             6,652         6,801
Government National Mortgage Assn. 7.125% 2022-2024 (7)                      19,693        20,119
Government National Mortgage Assn. 7.50% 2017-2026                           33,029        33,243
Government National Mortgage Assn. 8.00% 2017                                 5,748         5,987
Government National Mortgage Assn. 8.50% 2017-2026                           41,131        42,924
Government National Mortgage Assn. 9.00% 2008-2025                           13,069        13,974
Government National Mortgage Assn. 9.50% 2009-2021                           18,292        19,846
Government National Mortgage Assn. 10.00% 2016-2019                           1,566         1,721
Government National Mortgage Assn. 10.50% 2018-2019                             231           260
Government National Mortgage Assn. 11.00% 2015                                   99           113       1.73
Federal National Mortgage Assn. 6.091% 2028 (7)                              11,672        11,592
Federal National Mortgage Assn. 7.50% 2007-2023                              24,834        25,207
Federal National Mortgage Assn. 7.618% 2025 (7)                              11,048        11,308
Federal National Mortgage Assn. 8.00% 2009-2024                              11,082        11,428
Federal National Mortgage Assn. 8.50% 2014-2027                              16,016        16,653
Federal National Mortgage Assn. 9.00% 2008-2025                              11,480        12,180
Federal National Mortgage Assn. 9.50% 2022                                   10,237        11,126
Federal National Mortgage Assn. 10.00% 2005-2025                             31,443        34,432        .81
Federal Home Loan Mortgage Corp. 8.00% 2025                                   8,392         8,570
Federal Home Loan Mortgage Corp. 8.50% 2008-2020                             22,621        23,550
Federal Home Loan Mortgage Corp. 9.00% 2007-2021                             11,745        12,349
Federal Home Loan Mortgage Corp. 10.00% 2019                                    123           135
Federal Home Loan Mortgage Corp. 11.50% 2000                                     14            14        .27
                                                                                         --------      -----
                                                                                          465,322       2.81
                                                                                         --------      -----


Federal Agency Obligations: Collateralized Mortgage
 Obligations - 0.10%
Federal National Mortgage Assn., Series 1996-4,
 Class ZA, 6.50% 2022                                                         5,622         4,863
Federal National Mortgage Assn., Series 1991-78,
 Class PK, 8.50% 2020                                                         8,278         8,555        .08
Federal Home Loan Mortgage Corp., Series 1673, Class SA,
 5.091% 2024 (8)                                                              6,000         3,334        .02
                                                                                         --------      -----
                                                                                           16,752        .10
                                                                                         --------      -----


Other Federal Agency Obligations - 0.49%
Federal Home Loan Mortgage Corp. 5.74% 2003                                   5,000         4,736
Federal Home Loan Mortgage Corp. 6.39% 2003                                   7,750         7,539
Federal Home Loan Mortgage Corp. 6.44% 2003                                   3,000         2,918
Federal Home Loan Mortgage Corp. 6.50% 2003                                   5,000         4,847
Federal Home Loan Mortgage Corp. 6.59% 2003                                   6,000         5,853
Federal Home Loan Mortgage Corp. 6.19% 2004                                  12,750        12,204
Federal Home Loan Mortgage Corp. 6.27% 2004                                   5,635         5,437        .27
Federal Home Loan Bank 6.41% 2003                                            10,000         9,708
Federal Home Loan Bank 6.16% 2004                                            13,000        12,452
Federal Home Loan Bank 6.27% 2004                                             6,000         5,787        .17
FNSM Principal STRIPS 0%/8.62% 2022 (5)                                      10,000         9,109        .05
                                                                                         --------      -----
                                                                                           80,590        .49
                                                                                         --------      -----


Governments and Governmental Authorities
(excluding U.S. government) - 1.07%
Argentina (Republic of), Series L, 6.625% Eurobonds 2005 (7)                 24,289        21,800
Argentina (Republic of) 11.00% 2006                                          34,000        35,955
Argentina (Republic of) 11.375% 2017                                         27,000        27,742        .51
Venezuela (Republic of) 6.50% 2007 (7)                                       57,500        51,966        .31
United Mexican States 7.562% Eurobonds 2001 (1)(7)                           11,000        11,099
United Mexican States 6.25% Eurobonds 2019                                    1,000           755        .07
British Columbia Hydro & Power Authority 12.50% 2014                         10,000        11,501        .07
The Russian Federation 9.25% 2001 (1)                                         5,000         4,900        .03
Brazil (Republic of) Debt Conversion Bond, Series L, 6.562%
 2012 (7)                                                                     6,000         4,815        .03
Philippine Front-Loaded Interest Reduction Bond,
 Series B, 5.00% 2008 (7)                                                     5,000         4,788        .03
Ontario (Province of) 7.75% 2002                                              2,500         2,634        .02
                                                                                         --------      -----
                                                                                          177,955       1.07
                                                                                         --------      -----


Floating Rate Eurodollar Notes (Undated) (7) - 0.21%
Standard Chartered Bank 5.75%                                                15,000        12,966        .08
Bank of Nova Scotia 5.875%                                                   10,000         8,745        .05
Canadian Imperial Bank of Commerce 5.812%                                    10,000         8,738        .05
Midland Bank 5.875%                                                           5,000         4,547        .03
                                                                                         --------      -----
                                                                                           34,996        .21
                                                                                         --------      -----


U.S. Treasury Obligations - 7.37%
6.75% February 1997                                                           4,000         4,004        .02
6.875% April 1997                                                            50,000        50,179        .30
8.50% May 1997                                                                6,000         6,052        .04
8.50% July 1997                                                               4,000         4,055        .03
5.625% August 1997                                                           50,000        50,016        .30
8.625% August 1997                                                           50,000        50,828        .31
5.50% September 1997                                                         50,000        50,000        .30
5.75% October 1997                                                           50,000        50,070        .30
8.75% October 1997                                                           25,000        25,543        .15
6.00% November 1997                                                          50,000        50,164        .30
7.875% January 1998                                                          50,000        51,015        .31
9.25% August 1998                                                            10,000        10,494        .06
8.875% February 1999                                                         42,000        44,323        .27
9.125% May 1999                                                              10,000        10,658        .06
6.75% June 1999                                                              50,000        50,828        .31
8.75% August 2000                                                            22,500        24,318        .15
8.50% November 2000                                                          20,000        21,541        .13
7.75% February 2001                                                          68,000        71,666        .43
8.00% May 2001                                                               45,000        47,953        .29
11.625% November 2002                                                        38,000        47,660        .29
10.75% February 2003                                                         19,500        23,732        .14
7.25% May 2004                                                              132,000       138,291        .83
11.625% November 2004                                                        38,500        50,477        .30
6.50% May 2005                                                               55,000        55,078        .33
10.75% August 2005                                                            9,000        11,467        .07
10.375% November 2012                                                         6,000         7,663        .05
8.875% August 2017                                                           65,000        79,290        .48
7.125% February 2023                                                         65,250        67,115        .41
6.50% November 2026                                                          70,000        67,364        .41
                                                                                         --------      -----
                                                                                        1,221,844       7.37
                                                                                         --------      -----


TOTAL BONDS & NOTES (cost: $4,872,567,000)                                              5,006,060      30.20
                                                                                         --------      -----



----------------------------------                                              ---           ---        ---
                                                                          Principal        Market    Percent
Short-Term Securities                                                        Amount         Value     of Net
                                                                              (000)         (000)     Assets
----------------------------------                                              ---           ---        ---
Corporate Short-Term Notes - 4.87%
Warner-Lambert Co. 5.28%-5.35% due 2/26-5/9/97 (1)                           98,950        98,084        .59
Coca-Cola Co. 5.28%-5.30% due 2/18-4/2/97                                    93,100        92,628        .56
Gannett Co. 5.30% due 2/11-2/13/97 (1)                                       91,500        91,337        .55
Southwestern Bell Telephone Co. 5.27%-5.32%
 due 2/13-3/21/97                                                            76,550        76,295        .46
International Lease Finance Corp. 5.30%-5.32%
 due 2/14-4/28/97                                                            72,550        72,049        .44
National Rural Utilities Cooperative Finance Corp.
 5.28%-5.30% due 2/6-2/21/97                                                 69,400        69,245        .42
A.I. Credit Corp. 5.27%-5.30% due 2/20-4/1/97                                68,400        67,973        .41
Walt Disney Co. 5.30%-5.31% due 4/7-4/14/97                                  64,000        63,349        .38
General Electric Capital Corp.  5.31% due 3/17-3/20/97                       45,800        45,486        .27
American Express Credit Corp. 5.31%-5.33%
 due 2/4-4/8/97                                                              45,000        44,740        .27
Ford Motor Credit Co. 5.33% due 2/5-4/4/97                                   39,800        39,530        .24
Pfizer Inc. 5.53% due 2/10/97 (1)                                            25,000        24,961        .15
CIT Group Holdings, Inc. 5.31% due 2/14/97                                   22,200        22,154        .13
                                                                                         --------      -----
                                                                                          807,831       4.87
                                                                                         --------      -----


Federal Agency Short-Term Obligations - 0.72%
Federal National Mortgage Assn.
 5.25%-5.41% due 2/3-4/17/97                                                 70,200        69,677        .42
Federal Home Loan Bank 5.25% due 4/10/97                                     36,200        35,835        .21
Federal Home Loan Mortgage Corp. 5.26%-5.37%
 due 2/27-3/25/97                                                            14,450        14,381        .09
                                                                                         --------      -----
                                                                                          119,893        .72
                                                                                         --------      -----

TOTAL SHORT-TERM SECURITIES (cost: $927,755,000)                                          927,724       5.59
                                                                                         --------      -----
TOTAL INVESTMENT SECURITIES (cost: $13,945,337,000)                                    16,471,616      99.35

Excess of cash and receivables over payables                                              107,203        .65
                                                                                         --------      -----
NET ASSETS                                                                            $16,578,819     100.00%
                                                                                         ========      =====

(1)  Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.

(2)  Non-income-producing securities.

(3) Valued under procedures established by the Board of Directors.

(4) The fund owns 5.96% and 6.49% of the outstanding voting securities of Ohio Casualty and English China Clays, respectively, which represent investments in an affiliate as defined in the Investment Company Act of 1940.

(5) Represents a zero coupon bond which will convert to an interest-bearing security at a later date.

(6) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

(7)  Coupon rates may change periodically.

(8) Represents an inverse floater, which is a floating rate note whose interest rate moves in the opposite direction of prevailing interest rates.


See Notes to Financial Statements

The Income Fund of America
Financial Statements                                                Unaudited
-----------------------------------------          ---------        ---------
Statement of Assets and Liabilities                               (dollars in
January 31, 1997                                                   thousands)
----------------------------------------           ---------        ---------
ASSETS:
Investment securities at market
 (cost: $13,945,337)                                              $16,471,616
Cash                                                                      619
Receivables for-
 Sales of investments                              $ 132,532
 Sales of fund's shares                               23,716
 Dividends and accrued interest                      116,210          272,458
                                                   ---------        ---------
                                                                   16,744,693
LIABILITIES:
Payables for-
 Purchases of investments                            142,189
 Repurchases of fund's shares                         13,703
 Management services                                   3,805
 Accrued expenses                                      6,177          165,874
                                                   ---------        ---------
NET ASSETS AT JANUARY 31, 1997-
 Equivalent to $16.88 per share on
 982,252,366 shares of $1 par value
 capital stock outstanding (authorized
 capital stock--1,200,000,000 shares)                             $16,578,819
                                                                 ============


----------------------------------------           ---------        ---------
Statement of Operations                                           (dollars in
for the six months ended January 31, 1997                          thousands)
-----------------------------------------          ---------        ---------
INVESTMENT INCOME:
Income:
 Dividends                                        $  196,677
 Interest                                            251,070       $  447,747
                                                   ---------
Expenses:
 Management services fee                              22,934
 Distribution expenses                                17,981
 Transfer agent fee                                    4,322
 Reports to shareholders                                 574
 Registration statement and
  prospectus                                             744
 Postage, stationery and supplies                        664
 Directors' fees                                          89
 Auditing and legal fees                                  50
 Custodian fee                                           337
 Taxes other than federal income tax                       1
 Other expenses                                           81           47,777
                                                   ---------        ---------
 Net investment income                                                399,970
                                                                    ---------
REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS:
 Net realized gain                                                    612,057
 Net increase in unrealized appreciation on
  investments:
  Beginning of period                              1,406,174
  End of period                                    2,526,144        1,119,970
                                                   ---------        ---------
  Net realized gain and unrealized
   appreciation on investments                                      1,732,027
                                                                    ---------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                   $2,131,997
                                                                 ============
----------------------------------------           ---------        ---------
Statement of Changes in Net Assets                                (dollars in
                                                                   thousands)
-----------------------------------------          ---------        ---------
                                                  Six months
                                                       ended
                                                 January 31,       Year ended
                                                       1997*    July 31, 1996
                                                   ---------        ---------
OPERATIONS:
Net investment income                            $   399,970      $   767,059
Net realized gain on investments                     612,057          630,886
Net increase in unrealized appreciation
 on investments                                    1,119,970          276,975
                                                   ---------        ---------
 Net increase in net assets
  resulting from operations                        2,131,997        1,674,920
                                                   ---------        ---------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income                (459,723)        (718,292)
Distributions from net realized
 gain on investments                                (748,006)        (152,790)
                                                   ---------        ---------
 Total dividends and distributions                (1,207,729)        (871,082)
                                                   ---------        ---------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 61,306,967 and 143,040,894
 shares, respectively                              1,026,297        2,275,579
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions of
 net realized gain on investments:
 64,846,055 and 46,413,197
 shares, respectively                              1,072,555          734,433
Cost of shares repurchased:
 53,813,670 and 103,371,820
 shares, respectively                               (903,465)      (1,644,843)
                                                   ---------        ---------
 Net increase in net assets
  resulting from capital share
  transactions                                     1,195,387        1,365,169
                                                   ---------        ---------
TOTAL INCREASE IN NET ASSETS                       2,119,655        2,169,007

NET ASSETS:
Beginning of period                               14,459,164       12,290,157
                                                   ---------        ---------
End of period (including undistributed
 net investment income: $99,249
 and $159,002, respectively)                     $16,578,819      $14,459,164
                                                 ===========      ===========



*Unaudited

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

  Equity-type securities traded on a national securities exchange (or reported on the NASDAQ national market) and securities traded in the over-the-counter market are stated at the last reported sales price on the day of valuation; other securities, and securities for which no sale was reported on that date, are stated at the last quoted bid price. Bonds and notes are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value by the Board of Directors or a committee thereof.

  As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

  Investment securities and other assets and liabilities denominated in non-U.S. currencies are recorded in the financial statements after translation into U.S. dollars utilizing rates of exchange on the last business day of the period. Purchases and sales of investment securities, income and expenses are calculated using the prevailing exchange rate as accrued. The effects of changes in foreign currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $337,000 includes $240,000 that was paid by these credits rather than in cash.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

  As of January 31, 1997, net unrealized appreciation on investments for federal income tax purposes aggregated $2,526,322,000, of which $2,658,550,000 related to appreciated securities and $132,228,000 related to depreciated securities. During the six months ended January 31, 1997, the fund realized, on a tax basis, a net capital gain of $612,013,000 on securities transactions. Net gains related to non-U.S. currency transactions of $75,000 were treated as ordinary income for federal income tax purposes. The cost of portfolio securities for federal income tax purposes was $13,945,294,000 at January 31, 1997.

3. The fee of $22,934,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.24% of the first $1 billion of average net assets; 0.20% of such assets in excess of $1 billion but not exceeding $2 billion; 0.18% of such assets in excess of $2 billion but not exceeding $3 billion; 0.165% of such assets in excess of $3 billion but not exceeding $5 billion; 0.155% of such assets in excess of $5 billion but not exceeding $8 billion; 0.15% of such assets in excess of $8 billion but not exceeding $13 billion; 0.147% of such assets in excess of $13 billion but not exceeding $21 billion; and 0.145% of such assets in excess of $21 billion; plus 2.25% of monthly gross investment income.

  Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended January 31, 1997, distribution expenses under the Plan were $17,981,000. As of January 31, 1997, accrued and unpaid distribution expenses were $5,770,000.

  American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $4,322,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $4,683,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

  Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of January 31, 1997, aggregate amounts deferred and earnings thereon were $290,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of January 31, 1997, accumulated undistributed net realized gain on investments was $389,816,000 and additional paid-in capital was $12,581,309,000.

  The fund made purchases and sales of investment securities, excluding short-term securities, of $3,055,686,000 and $2,813,596,000, respectively, during the six months ended January 31, 1997.

  Net realized currency gains on dividends and withholding taxes reclaimable were $75,000 for the six months ended January 31, 1997.

Per-Share Data and Ratios

                                            Six Months        Year ended July 31
                                                 Ended                   -------     -------    -------     -------    -------
                                           January 31,                       1996        1995       1994       1993       1992
                                              1997 /1/
                                               -------                   -------     -------    -------     -------    -------
Net Asset Value, Beginning of
 Period                                         $15.89                    $14.92      $13.59     $14.47      $13.94     $12.54
                                               -------                   -------     -------    -------     -------    -------
 Income from Investment
  Operations:
  Net investment income                            .43                       .87         .85        .83         .85        .85
  Net realized and unrealized
   gain (loss) on investments                     1.87                      1.11        1.29       (.53)        .74       1.48
                                               -------                   -------     -------    -------     -------    -------
   Total income from
 investment operations                            2.30                      1.98        2.14        .30        1.59       2.33
                                               -------                   -------     -------    -------     -------    -------
 Less Distributions:
  Dividends from net investment
 income                                           (.50)                     (.83)       (.75)      (.83)       (.84)      (.85)
  Distributions from net
 realized gains                                   (.81)                     (.18)       (.06)      (.35)       (.22)      (.08)
                                               -------                   -------     -------    -------     -------    -------
   Total distributions                           (1.31)                    (1.01)       (.81)     (1.18)      (1.06)      (.93)
                                               -------                   -------     -------    -------     -------    -------
Net Asset Value, End of Period                  $16.88                    $15.89      $14.92     $13.59      $14.47     $13.94
                                               =======                   =======     =======    =======     =======    =======

Total Return /2/                                 14.73%  /3/               13.46%      16.42%      1.98%      11.88%     19.16%


Ratios/Supplemental Data:
  Net assets, end of period  (in
 millions)                                      $16,579                   $14,459     $12,290    $10,537      $9,045     $5,121
  Ratio of expenses to average
 net assets                                       .31%   /3/                .62%         .65%       .63%        .62%       .66%
  Ratio of net income to average
 net assets                                      2.57%   /3/               5.56%        6.12%      5.92%       6.05%      6.40%
  Average commissions paid per share /4/    3.08 cents   /3/          4.63 cents  6.20 cents 6.40 cents  7.14 cents 7.05 cents
  Portfolio turnover rate                        19.28%  /3/               37.77%      26.26%     26.42%      29.18%     22.71%


/1/ Unaudited

/2/ Calculated without deducting a sales charge. The maximum sales charge is 5.75% of the fund's offering price.

/3/ Based on operations for the period
 shown and, accordingly, not
 representative of a full year's
 operations.

/4/ Brokerage commissions paid on
 portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold and are not separately reflected in the fund's statement of operations. Shares traded on a principal basis (without commissions) such as fixed-income transactions are excluded.

OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, California 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5804

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
(Please write to the address nearest you.)
American Funds Service Company
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER, CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180, OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

This report is for the information of shareholders of The Income Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 1997, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

[The American Funds Group(R)]
Printed on recycled paper
Litho in USA  BD/AL/3367
Lit. No. IFA-013-0397